INCOME TAXES - NOLs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Operating loss carryforwards do not expire	$ 39,800
Threshold offsetting percentage of future taxable income	80.00%
Valuation allowance	$ (21,542)	$ (6,309)
Increase in valuation allowance	(15,300)
Federal
Income taxes
NOLs	57,600
NOLs expiring through 2037	3,600
NOLs not subject expiration	54,000
State
Income taxes
NOLs	$ 57,600